As filed with the Securities and Exchange Commission September 13, 2021

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 309	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 311	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 17, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  283 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on December 7, 2020, and pursuant to Rule 485(a)(1) would become effective on February 20, 2021.

This Post-Effective Amendment No. 309 refers only to the Direxion FANG-20 ETF, Direxion Daily FANG-20 Bear 1X Shares, Direxion Daily FANG-20 Bull 2X Shares, and the Direxion Daily FANG-20 Bear 2X Shares.

Post-Effective Amendment No. 289 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 19, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 291 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 8, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 294 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 23, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 295 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 7, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 297 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 4, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 298 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 3, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 300 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 30, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 304 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 20, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 306 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 2, 2021 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 308 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 13, 2021 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No.  309 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 309 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 309 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on September 13, 2021.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 309 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Daniel D. O’Neill*	Chairman of the Board	September 13, 2021
Daniel D. O’Neill

/s/ Jacob C. Gaffey*	Trustee	September 13, 2021
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	September 13, 2021
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	September 13, 2021
Henry W. Mulholland

/s/ Kathleen M. Berkery*	Trustee	September 13, 2021
Kathleen M. Berkery

/s/ Patrick J. Rudnick*	Principal Executive Officer and	September 13, 2021
Patrick J. Rudnick	Principal Financial Officer

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment No. 290 to the Trust’s Registration Statement filed with the SEC on February 26, 2021.